VIRTUS Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Communication Services—2.8%
Infrastrutture Wireless Italiane SpA (Italy)	15,280	$ 201
Consumer Discretionary—17.4%
Amadeus IT Group S.A. (Spain)(1)	3,196	243
Booking Holdings, Inc. (United States)(1)	31	84
Cie Financiere Richemont S.A. Registered Shares (Switzerland)	1,057	179
Ferrari N.V. (Italy)	614	201
Flutter Entertainment plc (Ireland)(1)	1,367	275
Hermes International (France)	34	74
LVMH Moet Hennessy Louis Vuitton SE (France)	197	185
		1,241

Consumer Staples—16.2%
Diageo plc (United Kingdom)	5,055	217
Heineken N.V. (Netherlands)	2,389	245
L’Oreal S.A. (France)	335	156
Nestle S.A. Registered Shares (Switzerland)	2,959	356
Pernod Ricard S.A. (France)(2)	800	177
		1,151

Financials—10.8%
Adyen N.V. (Netherlands)(1)	51	88
Edenred (France)	3,529	236
London Stock Exchange Group plc (United Kingdom)	3,194	339
UBS Group AG Registered Shares (Switzerland)	5,362	109
		772

Health Care—11.3%
Alcon, Inc. (Switzerland)	4,000	331
EssilorLuxottica S.A. (France)	985	186
Eurofins Scientific SE (Luxembourg)	1,087	69
Lonza Group AG Registered Shares (Switzerland)	250	149
Sartorius Stedim Biotech (France)	268	67
		802

Industrials—26.6%
Ashtead Group plc (United Kingdom)	2,336	162
Epiroc AB Class A (Sweden)	4,138	78
Experian plc (Ireland)	3,482	133
IMCD N.V. (Netherlands)	621	89
RELX plc (United Kingdom)	10,157	338
Rentokil Initial plc (United Kingdom)	39,677	310
Spirax-Sarco Engineering plc (United Kingdom)	770	101
Teleperformance (France)	840	141
Vinci S.A. (France)	2,520	293
Wolters Kluwer N.V. (Netherlands)	1,976	251
		1,896

Information Technology—6.4%
Accenture plc Class A (United States)	488	151
	Shares	Value

Information Technology—continued
ASML Holding N.V. (Netherlands)	230	$ 166
Halma plc (United Kingdom)	4,874	141
		458

Materials—3.9%
Air Liquide S.A. (France)	846	152
Sika AG Registered Shares (Switzerland)	435	124
		276

Utilities—1.9%
EDP - Energias de Portugal S.A. (Portugal)	27,043	132
Total Common Stocks (Identified Cost $4,870)		6,929

Total Long-Term Investments—97.3% (Identified Cost $4,870)		6,929

Securities Lending Collateral—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(3)(4)	179,050	179
Total Securities Lending Collateral (Identified Cost $179)		179

TOTAL INVESTMENTS—99.8% (Identified Cost $5,049)		$7,108
Other assets and liabilities, net—0.2%		13
NET ASSETS—100.0%		$7,121

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
France	23%
United Kingdom	23
Switzerland	17
Netherlands	12
United States	6
Ireland	6
Italy	6
Other	7
Total	100%
† % of total investments as of June 30, 2023.
See Notes to Schedule of Investments

VIRTUS Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,929	$6,929
Securities Lending Collateral	179	179
Total Investments	$7,108	$7,108
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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